Goodwill and other intangible assets (Tables)	12 Months Ended
Oct. 31, 2025
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units

	For the year ended October 31, 2025

(Millions of Canadian dollars)	Personal Banking – Canada	Caribbean Banking	Commercial Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Investor Services	Insurance	Capital Markets	Total
Balance at beginning of period	$4,994	$1,798	$3,815	$877	$2,164	$3,091	$1,198	$29	$112	$1,208	$19,286
Acquisitions	–	–	–	–	–	–	–	–	–	–	–
Currency translations and other	(25)	21	(25)	6	79	22	34	–	–	7	119
Balance at end of period	$4,969	$1,819	$3,790	$883	$2,243	$3,113	$1,232	$29	$112	$1,215	$19,405

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Personal Banking – Canada	Caribbean Banking	Commercial Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Investor Services	Insurance	Capital Markets	Total
Balance at beginning of period	$1,851	$1,791	$793	$593	$2,016	$3,080	$1,124	$29	$112	$1,205	$12,594
Acquisitions	3,159	–	3,022	283	72	–	–	–	–	–	6,536
Currency translations and other	(16)	7	–	1	76	11	74	–	–	3	156
Balance at end of period	$4,994	$1,798	$3,815	$877	$2,164	$3,091	$1,198	$29	$112	$1,208	$19,286

Summary of Terminal Growth Rates and Pre-tax Discount Rates Used in Discounted Cash Flow Models
The terminal growth rates and pre-tax discount rates used in our discounted cash flow models are summarized below.

	As at
	August 1, 2025		August 1, 2024

	Discount rate (1)	Terminal growth rate	Discount rate (1)	Terminal growth rate
Group of cash generating units
Personal Banking – Canada	10.8%	3.0%	11.7%	3.0%
Caribbean Banking	12.9	3.5	13.7	3.5
Commercial Banking	11.5	3.0	11.7	3.0
Canadian Wealth Management	11.8	3.0	12.5	3.0
Global Asset Management	11.8	3.0	12.4	3.0
U.S. Wealth Management (including City National)	12.4	3.0	12.6	3.0
International Wealth Management	12.1	3.0	12.3	3.0
Investor Services	11.9	3.0	12.5	3.0
Insurance	11.5	3.0	12.5	3.0
Capital Markets	13.0	3.0	12.7	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.

Summary of Carrying Amount of Other Intangible Assets
Other intangible assets

	For the year ended October 31, 2025

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships (1)	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,574	$1,074	$3,637	$2,941	$1,357	$14,583
Additions	175	12	–	–	1,165	1,352
Acquisition through business combination	–	–	–	–	–	–
Transfers	844	83	–	–	(927)	–
Dispositions	(585)	(43)	–	–	(2)	(630)
Impairment losses	(37)	(1)	–	–	(10)	(48)
Currency translations	19	11	11	52	8	101
Other changes	111	(42)	–	(13)	(89)	(33)
Balance at end of period	$6,101	$1,094	$3,648	$2,980	$1,502	$15,325
Accumulated amortization
Balance at beginning of period	$(3,387)	$(729)	$(1,663)	$(1,006)	$–	$(6,785)
Amortization charge for the year	(1,068)	(79)	(448)	(164)	–	(1,759)
Dispositions	591	42	–	–	–	633
Impairment losses	13	1	–	–	–	14
Currency translations	(13)	(8)	(10)	(11)	–	(42)
Other changes	23	(28)	–	21	–	16
Balance at end of period	$(3,841)	$(801)	$(2,121)	$(1,160)	$–	$(7,923)
Net balance at end of period	$2,260	$293	$1,527	$1,820	$1,502	$7,402

	For the year ended October 31 , 2024

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships (1)	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,595	$1,097	$1,658	$2,456	$1,527	$12,333
Additions	31	4	–	9	1,090	1,134
Acquisition through business combination	–	–	1,972	370	–	2,342
Transfers	1,204	42	–	–	(1,246)	–
Dispositions	(1,204)	(67)	–	(9)	(1)	(1,281)
Impairment losses	(37)	(18)	–	–	(30)	(85)
Currency translations	32	17	7	115	3	174
Other changes	(47)	(1)	–	–	14	(34)
Balance at end of period	$5,574	$1,074	$3,637	$2,941	$1,357	$14,583
Accumulated amortization
Balance at beginning of period	$(3,596)	$(658)	$(1,330)	$(846)	$–	$(6,430)
Amortization charge for the year	(986)	(102)	(325)	(136)	–	(1,549)
Dispositions	1,204	66	–	7	–	1,277
Impairment losses	12	5	–	–	–	17
Currency translations	(21)	(7)	(8)	(31)	–	(67)
Other changes	–	(33)	–	–	–	(33)
Balance at end of period	$(3,387)	$(729)	$(1,663)	$(1,006)	$–	$(6,785)
Net balance at end of period	$2,187	$345	$1,974	$1,935	$1,357	$7,798

(1)	Includes $259 million (October 31, 2024 – $259 million) of mutual fund management contracts with indefinite useful lives in the Global Asset Management CGU acquired in the HSBC Canada transaction.